NON-CONTROLLING INTERESTS - Additional Information (Details) $ in Thousands, ¥ in Millions	1 Months Ended				12 Months Ended
	Nov. 30, 2024 shares	Sep. 30, 2023 shares	Jun. 30, 2022 USD ($)	Jul. 31, 2021 USD ($)	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 USD ($)
NON-CONTROLLING INTERESTS
Net proceeds from issuance of shares									$ 1,630,563
Options exercised, shares | shares					95,000	95,000
Repurchase stock					$ 5,003		$ 485,931		$ 124,929
Xinjiang Daqo Investment
NON-CONTROLLING INTERESTS
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners				4.40%	27.23%	27.23%
Xinjiang Daqo Lvchuang
NON-CONTROLLING INTERESTS
Repurchase stock (in shares) | shares					10,293,488	10,293,488	7,555,655	7,555,655
Repurchase stock | ¥						¥ 314.8		¥ 259.9
Xinjiang Daqo Lvchuang | Employee Stock Option | 2022 Restricted Stock Incentive Plan
NON-CONTROLLING INTERESTS
Options exercised, shares | shares	268,009	7,541,500
Initial Public Offering
NON-CONTROLLING INTERESTS
Proceeds from Issuance Initial Public Offering				$ 935,000
Initial Public Offering | Xinjiang Daqo Investment
NON-CONTROLLING INTERESTS
Noncontrolling Interest, Ownership Percentage by Parent				80.70%
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners				19.30%
Private Placement
NON-CONTROLLING INTERESTS
Net proceeds from issuance of shares			$ 1,630,000
Private Placement | Xinjiang Daqo Investment
NON-CONTROLLING INTERESTS
Noncontrolling Interest, Ownership Percentage by Parent			72.68%
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners			27.32%
Non-controlling interest
NON-CONTROLLING INTERESTS
Net proceeds from issuance of shares			$ 742,800
Non-controlling interest | Initial Public Offering
NON-CONTROLLING INTERESTS
Proceeds from Issuance Initial Public Offering				$ 344,300
Additional paid-in capital
NON-CONTROLLING INTERESTS
Net proceeds from issuance of shares			$ 878,800
Additional paid-in capital | Initial Public Offering
NON-CONTROLLING INTERESTS
Proceeds from Issuance Initial Public Offering				$ 590,700